Putnam Investments
One Post Office Square
Boston, MA 02109
February 16, 2010

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	Putnam Variable Trust (the “Trust”)—Request for Selective Review of Post-Effective Amendment No. 41
to the Trust’s Registration Statement on Form N-1A (the “Amendment”) (File Nos. 33-117486 and 811-
5346)

Ladies and Gentlemen:

We are filing the referenced Amendment pursuant to Rule 485(a) under the Securities Act of 1933 (the “Act”) and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff (the “Staff”) of the U.S. Securities and Exchange Commission (the “Commission”). The Amendment is marked to show changes from the prospectus and statement of additional information dated April 30, 2009, filed with the Commission on April 30, 2009. The Amendment is expected to become effective on April 30, 2010.

The Amendment would be eligible for filing under Rule 485(b) under the Act, except that it includes revisions to comply with the recent amendments to Form N -1A relating to the “Fund summaries” portion of the prospectus. The Trust’s 24 portfolios, which are offered to separate accounts of insurance companies, are managed in accordance with investment strategies and guidelines substantially identical to those of Putnam mutual funds offered to retail investors, many of which have filed post-effective amendments under Rule 485(a) and resolved Staff comments.1 For those portfolios whose retail counterparts have filed amendments under rule 485(a) and resolved Staff comments, the Amendment contains prospectus and SAI disclosure regarding investment strategies and risks that is substantially identical to that of the retail counterparts. The portfolios whose retail counterparts have not yet filed amendments are in the same investment categories as Putnam funds that have made such filings and resolved Staff comments and utilize prospectus and SAI disclosure substantially identical to that of such funds.2

Accordingly, pursuant to Investment Company Act Release No. 13768, we request selective review of this Amendment on the grounds that the disclosure contained in the prospectus does not differ materially from relevant disclosure with respect to other Putnam funds, with the exception of references to insurance-related charges, expenses and offering arrangements in “Fund summaries” under the sub-headings “Fees and expenses”, “Performance” and “Important additional information about all funds”, and in the remainder of the prospectus under “How to buy and sell fund shares”, “Distribution Plan and payments to dealers” and “Fund distributions and taxes”. Disclosure in the SAI does not differ materially from relevant disclosure with respect to other Putnam funds, with the exception of disclosure related to insurance-related matters, which does not differ materially from disclosure previously filed for the Trust.

1 Putnam Asset Allocation: Balanced Portfolio, Putnam Capital Opportunities Fund, The George Putnam Fund of Boston, Putnam Global Equity Fund, Putnam Global Health Care Fund, Putnam Global Utilities Fund, The Putnam Fund for Growth and Income, Putnam Income Fund, Putnam International Equity Fund and Putnam Money Market Fund.

2 The Staff has responded favorably to requests under Rule 485(b)(1)(vii) with respect to Putnam American Government Income Fund, Putnam Diversified Income Trust, Putnam Equity Income Fund, Putnam High Yield Advantage Fund and Putnam International Growth Fund. We anticipate submitting similar requests for Putnam Growth Opportunities Fund, Putnam International Value Fund, Putnam Investors Fund, Putnam Mid Cap Value Fund, Putnam New Opportunities Fund, Putnam Research Fund, Putnam Small Cap Value Fund, Putnam Vista Fund and Putnam Voyager Fund.

Any comments or questions on this filing may be directed to the undersigned at 800-225-2465, Ext. 11105.

Very truly yours,

Karen R. Kay
Managing Director and Senior Counsel

cc: Ruth Kanfer, Esq.
Ropes & Gray LLP